Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories - Stock Option [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Options outstanding (in Shares) | shares	4,028
Weighted average remaining contractual life	7 years 11 months 8 days
Weighted average exercise price	$ 0.91
Options exercisable (in Shares) | shares	827
Weighted average exercise price of exercisable options	$ 0.28
Ranges of Exercise price 0.28 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Ranges of Exercise price	$ 0.28
Options outstanding (in Shares) | shares	3,238
Weighted average remaining contractual life	7 years 11 months 1 day
Weighted average exercise price
Options exercisable (in Shares) | shares	827
Weighted average exercise price of exercisable options	$ 0.28
Ranges of Exercise price 469.45 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Ranges of Exercise price	$ 469.45
Options outstanding (in Shares) | shares	297
Weighted average remaining contractual life	7 years 11 months 26 days
Options exercisable (in Shares) | shares
Weighted average exercise price of exercisable options
Ranges of Exercise price 1,877.81 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Ranges of Exercise price	$ 1,877.81
Options outstanding (in Shares) | shares	493
Weighted average remaining contractual life	7 years 11 months 26 days
Weighted average exercise price	$ 3.81
Options exercisable (in Shares) | shares
Weighted average exercise price of exercisable options
Magic Software [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Options outstanding (in Shares) | shares	26,250
Weighted average remaining contractual life	5 years 11 months 26 days
Weighted average exercise price	$ 0.91
Options exercisable (in Shares) | shares	6,250
Weighted average exercise price of exercisable options	$ 3.81
Magic Software [Member] | Ranges of Exercise price 0 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Ranges of Exercise price	$ 0
Options outstanding (in Shares) | shares	20,000
Weighted average remaining contractual life	7 years 8 months 1 day
Weighted average exercise price
Options exercisable (in Shares) | shares
Weighted average exercise price of exercisable options
Magic Software [Member] | Ranges of Exercise price 3.81 [Member]
Employee Option Plans (Details) - Schedule of options outstanding separated into ranges of exercise price and exercise price categories [Line Items]
Ranges of Exercise price	$ 3.81
Options outstanding (in Shares) | shares	6,250
Weighted average remaining contractual life	7 months 6 days
Weighted average exercise price	$ 3.81
Options exercisable (in Shares) | shares	6,250
Weighted average exercise price of exercisable options	$ 3.81